OTHER NONCURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NONCURRENT ASSETS
Schedule of components of other noncurrent assets

Other noncurrent assets consisted of the following (dollars in millions):

	December 31,
	2012	2011
Pension assets	$1	$100
Debt issuance costs	29	31
Capitalized turnaround costs	127	141
Spare parts inventory	93	89
Catalyst assets	25	23
Deposits	33	31
Other	58	67

Total	$366	$482